FINANCIAL SERVICES - Aging Customer Financing Receivables, Gross, Including Accrued Interest (Details) - USD ($) $ in Millions	Feb. 02, 2018	Feb. 03, 2017
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total customer receivables, gross	$ 3,300	$ 2,700
Customer receivables
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	6,209	4,884
Total customer receivables, gross	7,182	5,539
Revolving | Customer receivables
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total customer receivables, gross	900	1,009
Revolving | Dell Preferred Account (DPA)
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total customer receivables, gross	715	808
Revolving | Dell Preferred Account (DPA) | Customer receivables
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	633	715
Total customer receivables, gross	715	808
Revolving | Dell Business Credit (DBC)
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total customer receivables, gross	185	201
Revolving | Dell Business Credit (DBC) | Customer receivables
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	162	175
Total customer receivables, gross	185	201
Fixed-term | Customer receivables
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total customer receivables, gross	6,282	4,530
Fixed-term | Consumer and Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total customer receivables, gross	6,282	4,530
Fixed-term | Consumer and Commercial | Customer receivables
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	5,414	3,994
Total customer receivables, gross	6,282	4,530
Past Due 1 — 90 Days | Customer receivables
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	853	594
Past Due 1 — 90 Days | Revolving | Dell Preferred Account (DPA) | Customer receivables
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	59	66
Past Due 1 — 90 Days | Revolving | Dell Business Credit (DBC) | Customer receivables
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	19	22
Past Due 1 — 90 Days | Fixed-term | Consumer and Commercial | Customer receivables
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	775	506
Past Due 90 Days | Customer receivables
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	120	61
Past Due 90 Days | Revolving | Dell Preferred Account (DPA) | Customer receivables
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	23	27
Past Due 90 Days | Revolving | Dell Business Credit (DBC) | Customer receivables
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	4	4
Past Due 90 Days | Fixed-term | Consumer and Commercial | Customer receivables
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	$ 93	$ 30